Segments and Geographical Information (Details) - Schedule of Information About the Operating Segments - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Information about the Operating Segments [Line Items]
Revenues	$ 19,734	$ 23,478
Gross profit	4,758	5,069
Allocated operating expenses	2,908	3,086
Unallocated operating expenses	345	374
Operating Income (loss)	1,505	1,609
Financial expenses	(262)	(343)
Net Income before tax	1,243	1,266
Tax on income	1
Net Income	1,242	1,266
RFID [Member]
Schedule of Information about the Operating Segments [Line Items]
Revenues	6,662	6,948
Gross profit	1,620	1,796
Allocated operating expenses	1,103	1,097
Unallocated operating expenses
Operating Income (loss)	517	699
Financial expenses
Net Income before tax
Tax on income
Net Income
Supply Chain Solutions [Member]
Schedule of Information about the Operating Segments [Line Items]
Revenues	12,687	15,350
Gross profit	2,988	3,253
Allocated operating expenses	1,683	1,859
Unallocated operating expenses
Operating Income (loss)	1,305	1,394
Financial expenses
Net Income before tax
Tax on income
Net Income
Intelligent Robotics [Member]
Schedule of Information about the Operating Segments [Line Items]
Revenues	401	1,257
Gross profit	150	20
Allocated operating expenses	122	130
Unallocated operating expenses
Operating Income (loss)	28	(110)
Financial expenses
Net Income before tax
Tax on income
Net Income
Intercompany [Member]
Schedule of Information about the Operating Segments [Line Items]
Revenues	(16)	(77)
Gross profit
Allocated operating expenses
Unallocated operating expenses
Operating Income (loss)
Financial expenses
Net Income before tax
Tax on income
Net Income